Financial Information of Colony Bankcorp, Inc (Parent Only) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS [Abstract]
Cash	$ 9,974,663	$ 10,531,340
Premises and Equipment, Net	24,960,445	24,876,469
Other	31,187,420	34,326,432
Total Assets	1,146,897,981	1,148,550,886
Liabilities [Abstract]
Other	4,338,195	6,838,167
Subordinated Debt	24,229,000	24,229,000
Stockholders' Equity [Abstract]
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	28,000,000	28,000,000
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2014 and 2013	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	38,287,934	33,444,913
Accumulated Other Comprehensive Loss, Net of Tax	(4,844,974)	(9,075,026)
Stockholders' Equity	99,027,312	89,954,239
Total Liabilities and Stockholders' Equity	1,146,897,981	1,148,550,886
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258
Expenses [Abstract]
Salaries and Employee Benefits	17,507,926	16,691,972	15,564,893
Income Before Income Taxes	10,799,912	6,963,909	3,842,149
Income Tax Benefits	(3,268,287)	(2,334,864)	(1,200,851)
Net Income	7,531,625	4,629,045	2,641,298
Preferred Stock Dividends	2,688,604	1,508,761	1,435,385
Net Income Available to Common Stockholders	4,843,021	3,120,284	1,205,913
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	7,531,625	4,629,045	2,641,298
Investment Securities Available for Sale [Abstract]
Gains (Losses) on Securities Arising During the Year	6,432,906	(13,886,854)	(283,076)
Tax Effect	(2,187,189)	4,721,531	96,246
Realized Gains (Losses) on Sale of AFS Securities	(23,735)	(2,819)	(2,897,032)
Tax Effect	8,070	959	984,991
Impairment Loss on Securities	0	366,623	59,568
Tax Effect	0	(124,652)	(20,253)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	4,230,052	(8,925,212)	(2,059,556)
Comprehensive Income (Loss)	11,761,677	(4,296,167)	581,742
Cash Flows from Operating Activities [Abstract]
Net Income	7,531,625	4,629,045	2,641,298
Adjustments to Reconcile Net Income to Net Cash Provided (Used) by Operating Activities [Abstract]
Change in Interest Payable	(1,099,756)	385,285	74,637
Cash Flow from Operating Activities	14,766,575	18,870,455	22,806,632
Cash Flows from Investing Activities [Abstract]
Purchases of Premises and Equipment	(1,681,115)	(1,489,579)	(845,338)
Cash Flows from Financing Activities [Abstract]
Dividends Paid on Preferred Stock	(5,492,749)	0	0
Net Increase (Decrease) in Cash and Cash Equivalents	(1,581,733)	(3,059,168)	(34,126,009)
Cash and Cash Equivalents, Beginning	46,186,665	49,245,833	83,371,842
Cash and Cash Equivalents, Ending	44,604,932	46,186,665	49,245,833
Colony Bankcorp, Inc. [Member]
ASSETS [Abstract]
Cash	5,750,652	1,422,289
Premises and Equipment, Net	1,199,639	1,272,965
Investment in Subsidiary, at Equity	115,066,948	114,559,866
Other	1,708,380	1,221,285
Total Assets	123,725,619	118,476,405
Liabilities [Abstract]
Dividends Payable	315,000	3,119,146
Other	154,307	1,174,020
Liabilities Total	469,307	4,293,166
Subordinated Debt	24,229,000	24,229,000
Stockholders' Equity [Abstract]
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	28,000,000	28,000,000
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2014 and 2013	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	38,287,934	33,444,913
Accumulated Other Comprehensive Loss, Net of Tax	(4,844,974)	(9,075,026)
Stockholders' Equity	99,027,312	89,954,239
Total Liabilities and Stockholders' Equity	123,725,619	118,476,405
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258
Income [Abstract]
Dividends from Subsidiary	12,015,572	1,515,549	17,372
Management Fees	581,334	581,334	590,422
Other	100,269	96,953	101,397
Income total	12,697,175	2,193,836	709,191
Expenses [Abstract]
Interest	517,381	516,641	554,004
Amortization	938	2,250	2,250
Salaries and Employee Benefits	782,152	748,149	735,919
Other	538,847	543,139	558,151
Expenses total	1,839,318	1,810,179	1,850,324
Income Before Income Taxes	10,857,857	383,657	(1,141,133)
Income Tax Benefits	396,738	406,518	365,691
Income (Loss) Before Equity in Undistributed Earnings of Subsidiary	11,254,595	790,175	(775,442)
Equity in Undistributed Earnings of Subsidiary	(3,722,970)	3,838,870	3,416,740
Net Income	7,531,625	4,629,045	2,641,298
Preferred Stock Dividends	2,688,604	1,508,761	1,435,385
Net Income Available to Common Stockholders	4,843,021	3,120,284	1,205,913
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	7,531,625	4,629,045	2,641,298
Investment Securities Available for Sale [Abstract]
Gains (Losses) on Securities Arising During the Year	6,432,906	(13,886,854)	(283,076)
Tax Effect	(2,187,189)	4,721,531	96,246
Realized Gains (Losses) on Sale of AFS Securities	(23,735)	(2,819)	(2,897,032)
Tax Effect	8,070	959	984,991
Impairment Loss on Securities	0	366,623	59,568
Tax Effect	0	(124,652)	(20,253)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	4,230,052	(8,925,212)	(2,059,556)
Comprehensive Income (Loss)	11,761,677	(4,296,167)	581,742
Cash Flows from Operating Activities [Abstract]
Net Income	7,531,625	4,629,045	2,641,298
Adjustments to Reconcile Net Income to Net Cash Provided (Used) by Operating Activities [Abstract]
Depreciation and Amortization	75,347	80,711	93,427
Equity in Undistributed Earnings of Subsidiary	3,722,970	(3,838,870)	(3,416,740)
Change in Interest Payable	(1,069,695)	516,641	529,922
Other	(437,115)	(390,962)	(405,379)
Cash Flow from Operating Activities	9,823,132	996,565	(557,472)
Cash Flows from Investing Activities [Abstract]
Purchases of Premises and Equipment	(2,020)	(68,708)	0
Cash Flows from Financing Activities [Abstract]
Dividends Paid on Preferred Stock	(5,492,749)	0	0
Net Increase (Decrease) in Cash and Cash Equivalents	4,328,363	927,857	(557,472)
Cash and Cash Equivalents, Beginning	1,422,289	494,432	1,051,904
Cash and Cash Equivalents, Ending	$ 5,750,652	$ 1,422,289	$ 494,432